ADDITIONAL INFORMATION REQUIRED BY THE ARGENTINE CENTRAL BANK - Additional Information 2 (Detail) - ARS ($)				9 Months Ended	12 Months Ended
	Apr. 30, 2024	Dec. 31, 2022	Jun. 19, 2020	Sep. 30, 2024	Dec. 31, 2023	Jun. 30, 2024
Disclosure of additional information [line items]
Instruments held in custody				$ 34,113,433,438,000	$ 34,652,716,019,000
CNV Summary Proceeding No. 87/2024
Disclosure of additional information [line items]
Legal reserve				28,837,892,000
Banco Galicia And Eight Directors | UIF Proceedings - Docket 867/13
Disclosure of additional information [line items]
Penalties applied			$ 440,000
6 Regular Directors And 3 Regular Syndics Of The Bank, 3 Regular Directors And 3 Regular Syndics Of Galicia Securities S.A.U., And 5 Regular Directors And 3 Regular Syndics Of INVIU S.A.U. | CNV Summary Proceeding No. 87/2024
Disclosure of additional information [line items]
Liquidity option exercise, NV amount	$ 113,000,000
Complementary notes exercise, apparent excess amount	$ 23,072,000,000
Escrow Agent
Disclosure of additional information [line items]
Required shareholders equity amount				1,121,333,000
Minimum required shareholders offsetting entry				560,667,000
Alync And AN Integral
Disclosure of additional information [line items]
Required shareholders equity amount				555,178,000
Minimum required shareholders offsetting entry				277,589,000
Treasury bills				1,904,249,000
Treasury bills, fair value				1,548,000,000
Galicia administradora de fondos S.A.
Disclosure of additional information [line items]
Minimum required shareholders offsetting entry				655,094,000
Minimum equity requirement act as agent				1,310,189,000
Galicia administradora de fondos S.A. | Fima Premium Class C Shares
Disclosure of additional information [line items]
Minimum required shareholders offsetting entry				$ 675,914,000
Minimum offsetting entry shares				15,500,000
Galicia Securities S.A.U.
Disclosure of additional information [line items]
Required shareholders equity amount						$ 549,949,000
Minimum required shareholders offsetting entry						$ 274,975,000
Minimum equity requirement act as agent				$ 191,170,000
Required shareholders equity shares				163,500		470,350
Minimum required equity act as agent off setting entry				$ 95,585,000
INVIU S.A.U.
Disclosure of additional information [line items]
Required shareholders equity amount						$ 549,949,000
Minimum required shareholders offsetting entry						$ 274,975,000
Minimum equity requirement act as agent				$ 191,170,000
Required shareholders equity shares				163,500		470,350
Minimum required equity act as agent off setting entry				$ 95,585,000
Offsetting entry				377,325,000
Banco de Galicia y Buenos Aires S.A.U.
Disclosure of additional information [line items]
Instruments held in custody				$ 6,408,337,558,000	$ 7,022,958,149,000
Securities held in custody in units				101,913,347,528	83,582,052,338
Banco Galicia
Disclosure of additional information [line items]
Legal reserve				20.00%
Percentage of profit shown in income statement				20.00%
Grupo Financiero Galicia S.A.
Disclosure of additional information [line items]
Percentage of net income transferred				5.00%
Legal reserve				20.00%
Argentine Central Bank
Disclosure of additional information [line items]
Minimum capital requirement				3.50%
Percentage of accumulated income				60.00%
Tarjeta Naranja S.A.U.
Disclosure of additional information [line items]
Dividend rate				25.00%
Minimum capital requirement		$ 104,293,726,000		$ 300,000,000